SUPPLEMENTARY DATA (Summary Property and equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	$ 909,109	$ 899,009
Less: accumulated depreciation and amortization	(279,205)	(205,976)
Total property, buildings and equipment, net	629,904	693,033
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	424,542	446,799
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	50,626	81,246
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	118,086	108,693
Office, Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	267,372	233,242
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, gross	$ 48,483	$ 29,029